Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of credit risks
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor

Revenue concentration	12 months ended December 31,
(% of total net sales)	2025	2024	2023
Multinational electronics contract manufacturing company	2%	4%	15%
International digital security company	0%	0%	12%
International computer and hardware manufacturer	12%	36%	5%
International distributor of semiconductors, electronics	13%	5%	2%

Receivables concentration	As at December 31, 2025		As at December 31, 2024
(% of total accounts receivable and maximum amount of loss due to credit risk)%		USD’000%		USD’000
International computer and hardware manufacturer	28%	1,196	47%	1,804
International electronic security systems manufacturer	—	—	10%	400
International cables designer and manufacturer	11%	460	1%	34